UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  6/30

Date of reporting period:  3/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 28.5%
Consumer Discretionary 1.6%
DIRECTV Holdings LLC, 144A, 2.4%, 3/15/2017	5,000,000	4,955,630
Hilton Worldwide, Inc., 144A, 5.003% *, 11/15/2013	4,000,000	3,969,096
Kia Motors Corp., 144A, 3.625%, 6/14/2016	1,400,000	1,427,439
NBCUniversal Media LLC, 3.65%, 4/30/2015	2,000,000	2,134,468
News America, Inc., 7.6%, 10/11/2015	2,000,000	2,339,672
Viacom, Inc., 2.5%, 12/15/2016	1,690,000	1,729,818

		16,556,123
Consumer Staples 0.2%
Safeway, Inc., 3.4%, 12/1/2016	2,000,000	2,074,002
Energy 2.0%
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	3,000,000	3,109,953
Energy Transfer Partners LP, 6.0%, 7/1/2013	3,000,000	3,150,582
IPIC GMTN Ltd., 144A, 3.75%, 3/1/2017	1,500,000	1,526,250
Kinder Morgan Energy Partners LP, 3.5%, 3/1/2016	2,000,000	2,106,666
Phillips 66, 144A, 2.95%, 5/1/2017	1,970,000	2,002,312
Plains All American Pipeline LP, 4.25%, 9/1/2012	3,000,000	3,036,426
Transocean, Inc., 4.95%, 11/15/2015	5,560,000	5,945,069

		20,877,258
Financials 20.3%
Abbey National Treasury Services PLC, 1.86% *, 4/25/2013	4,600,000	4,600,000
American Express Credit Corp., Series D, 5.125%, 8/25/2014	3,000,000	3,262,788
American International Group, Inc., 3.65%, 1/15/2014	4,000,000	4,074,044
Anglo American Capital PLC, 144A, 9.375%, 4/8/2014	2,000,000	2,301,870
Aristotle Holding, Inc., 144A, 2.75%, 11/21/2014	2,500,000	2,568,657
Asian Development Bank, 1.125%, 3/15/2017	3,500,000	3,491,302
Banco Bradesco SA, 144A, 2.598% *, 5/16/2014	3,000,000	3,045,897
Banco del Estado de Chile, 2.03%, 4/2/2015	2,500,000	2,500,000
Banco Santander Chile, 144A, 2.875%, 11/13/2012	2,300,000	2,301,297
Bank of England Euro Note, 144A, 0.5%, 3/6/2015	8,000,000	7,953,192
Bank of Nova Scotia, 144A, 1.95%, 1/30/2017	5,660,000	5,722,141
Bank of Scotland PLC, 5.5%, 6/15/2012	3,000,000	3,017,400
Barclays Bank PLC, 144A, 2.5%, 9/21/2015	3,245,000	3,308,206
BB&T Corp., 1.253% *, 4/28/2014	3,000,000	3,013,716
BHP Billiton Finance U.S.A. Ltd., 1.875%, 11/21/2016	3,950,000	3,985,558
BNP Paribas Home Loan Covered Bonds SA, 144A, 2.2%, 11/2/2015	4,000,000	4,024,760
Caisse Centrale Desjardins du Quebec, 144A, 1.6%, 3/6/2017	4,530,000	4,488,107
Canadian Imperial Bank of Commerce, 144A, 2.75%, 1/27/2016	5,000,000	5,266,780
Capital One Financial Corp., 1.717% *, 7/15/2014	5,000,000	4,950,650
Citigroup, Inc., 2.65%, 3/2/2015	2,275,000	2,274,586
Commonwealth Bank of Australia, 144A, 1.718% *, 3/31/2017	6,000,000	6,000,000
Compagnie de Financement Foncier, 144A, 2.125%, 4/22/2013	3,335,000	3,353,309
Credit Agricole Home Loan SFH, 144A, 1.311% *, 7/21/2014	5,000,000	4,900,005
Daimler Finance North America LLC, 144A, 1.083% *, 3/28/2014	5,000,000	4,969,825
DBS Bank Ltd., 144A, 2.35%, 2/28/2017	2,500,000	2,482,550
Export-Import Bank of Korea, 3.75%, 10/20/2016	5,000,000	5,157,720
FUEL Trust, 144A, 3.984%, 6/15/2016	4,000,000	4,058,320
General Electric Capital Corp., 0.674% *, 6/20/2016	5,000,000	4,676,640
Genworth Global Funding Trusts, 0.643% *, 5/15/2012	1,300,000	1,298,804
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016	3,530,000	3,626,090
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016	3,000,000	3,044,436
Hyundai Capital America, 144A, 3.75%, 4/6/2016	3,000,000	3,071,553
Intesa Sanpaolo SpA, 144A, 2.892% *, 2/24/2014	3,515,000	3,428,496
Metropolitan Life Global Funding I, 144A, 5.2%, 9/18/2013	3,000,000	3,178,095
National Australia Bank, 2.75%, 3/9/2017	3,140,000	3,123,898
Nederlandse Waterschapsbank NV, 144A, 0.7%, 5/8/2013	10,000,000	9,943,350
Nordea Bank AB, 144A, 3.125%, 3/20/2017	5,000,000	5,005,205
Petrobras International Finance Co., 3.875%, 1/27/2016	2,710,000	2,852,554
Principal Life Income Funding Trust, 0.703% *, 11/8/2013	3,000,000	2,989,116
Prudential Financial, Inc., Series D, 5.8%, 6/15/2012	3,000,000	3,029,919
RCI Banque SA, 144A, 2.451% *, 4/11/2014	5,330,000	5,151,882
Royal Bank of Scotland PLC, 144A, 2.004% *, 3/11/2014	6,000,000	5,917,802
SABMiller Holdings, Inc., 144A, 1.85%, 1/15/2015	2,000,000	2,026,856
Santander U.S. Debt SA Unipersonal, 144A, 2.991%, 10/7/2013	2,000,000	1,990,482
Scotland International Finance No. 2 BV, 144A, 4.25%, 5/23/2013	3,000,000	3,013,434
Societe Generale SA, 144A, 1.631% *, 4/11/2014	3,300,000	3,144,210
Svensk Exportkredit AB, 2.125%, 7/13/2016	4,590,000	4,658,928
Telecom Italia Capital SA, 6.175%, 6/18/2014	4,000,000	4,210,000
Teva Pharmaceutical Finance III BV, 0.974% *, 3/21/2014	4,065,000	4,075,488
The Goldman Sachs Group, Inc., 4.75%, 7/15/2013	3,000,000	3,105,720
Total Capital SA, 3.0%, 6/24/2015	1,530,000	1,588,373
U.S. Bank NA, 0.847% *, 10/14/2014	4,000,000	3,971,148
UBS AG, 144A, 2.25%, 3/30/2017	3,335,000	3,326,866
Volkswagen International Finance NV, 144A, 2.375%, 3/22/2017	2,180,000	2,187,419
Xstrata Finance Canada Ltd., 144A, 3.6%, 1/15/2017	4,700,000	4,851,434

		209,560,878
Health Care 0.6%
Amgen, Inc., 2.5%, 11/15/2016	5,000,000	5,138,125
Gilead Sciences, Inc., 2.4%, 12/1/2014	1,125,000	1,163,865

		6,301,990
Industrials 0.4%
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	3,342,000	3,850,766
Information Technology 0.3%
Xerox Corp., 6.4%, 3/15/2016	3,000,000	3,419,907
Materials 1.4%
Airgas, Inc., 2.95%, 6/15/2016	1,830,000	1,890,507
ArcelorMittal, 3.75%, 3/1/2016 (a)	3,000,000	2,997,543
Berry Plastics Corp., 5.322% *, 2/15/2015	500,000	500,000
Georgia-Pacific LLC, 144A, 8.25%, 5/1/2016	5,229,000	5,767,315
Hyundai Steel Co., 144A, 4.625%, 4/21/2016	3,500,000	3,607,191

		14,762,556
Utilities 1.7%
Abu Dhabi National Energy Co., 144A, 4.125%, 3/13/2017	2,400,000	2,460,000
Entergy Louisiana LLC, 1.875%, 12/15/2014	1,650,000	1,679,202
Korea Electric Power Corp., 144A, 3.0%, 10/5/2015	3,400,000	3,447,760
PPL Energy Supply LLC, 5.4%, 8/15/2014	4,450,000	4,810,623
Sempra Energy, 1.234% *, 3/15/2014	4,500,000	4,501,044

		16,898,629

Total Corporate Bonds (Cost $292,170,573)		294,302,109
Asset-Backed 1.5%
Automobile Receivables 0.8%
AmeriCredit Automobile Receivables Trust, "A3", Series 2010-2, 1.71%, 8/8/2014	1,000,000	1,002,833
Carmax Auto Owner Trust, "A3", Series 2010-3, 0.99%, 2/17/2015	2,376,000	2,383,629
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014	737,569	738,648
Santander Drive Auto Receivables Trust, "A2", Series 2011-1, 0.94%, 2/18/2014	3,962,502	3,961,192

		8,086,302
Credit Card Receivables 0.7%
Citibank Omni Master Trust, "A13", Series 2009-A13, 144A, 5.35%, 8/15/2018	2,105,000	2,310,438
GE Capital Credit Card Master Note Trust, "A", Series 2010-3, 2.21%, 6/15/2016	3,000,000	3,057,749
MBNA Credit Card Master Note Trust, "C1", Series 2006-C1, 0.662% *, 7/15/2015	1,500,000	1,496,327

		6,864,514

Total Asset-Backed (Cost $14,880,630)		14,950,816
Commercial Mortgage-Backed Securities 3.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
"B", Series 2005-2, 5.289% *, 7/10/2043	5,000,000	5,161,700
"AM", Series 2006-3, 6.054% *, 7/10/2044	3,125,000	3,049,216
Credit Suisse Mortgage Capital Certificates, "A2", Series 2007-C1, 5.268%, 2/15/2040	204,736	204,566
CS First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039	5,000,000	5,339,700
"D", Series 2004-C1, 144A, 4.956%, 1/15/2037	3,000,000	2,973,891
"B", Series 2005-C5, 5.1%, 8/15/2038	1,500,000	1,445,783
"H", Series 2002-CKP1, 144A, 7.655% *, 12/15/2035	725,000	725,155
First Union-Lehman Brothers-Bank of America, "D", Series 1998-C2, 6.778%, 11/18/2035	4,604,824	4,716,136
GMAC Commercial Mortgage Securities, Inc., "F", Series 2003-C1, 144A, 4.718%, 5/10/2036	1,823,000	1,825,162
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042	2,800,000	3,009,084
"AM", Series 2005-LDP4, 4.999%, 10/15/2042	3,630,000	3,875,061
"AM", Series 2006-CB16, 5.593%, 5/12/2045	1,000,000	1,051,505
"F", Series 2003-ML1A, 144A, 5.91% *, 3/12/2039	3,500,000	3,535,382

Total Commercial Mortgage-Backed Securities (Cost $37,066,412)		36,912,341
Collateralized Mortgage Obligations 2.2%
Banc of America Mortgage Securities, Inc.:
"2A1", Series 2004-5, 5.5%, 6/25/2034	569,378	570,094
"1A1", Series 2005-11, 5.75%, 12/25/2035	1,447,366	1,448,209
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.491% *, 8/28/2047	6,010,274	5,900,074
Federal National Mortgage Association:
"FB", Series 1996-44, 1.05% *, 9/25/2023	256,926	259,410
"NA", Series 2005-33, 5.0%, 11/25/2022	680,635	679,914
"AD", Series 2008-74, 5.0%, 4/25/2037	1,433,902	1,441,671
Thornburg Mortgage Securities Trust:
"4A3", Series 2007-3, 0.452% *, 6/25/2047	3,871,065	3,851,376
"2A1", Series 2007-3, 0.462% *, 6/25/2047	8,736,352	8,637,177

Total Collateralized Mortgage Obligations (Cost $22,807,890)		22,787,925
Government & Agency Obligations 39.8%
Other Government Related (b) 3.7%
BRFkredit AS, 144A, 0.817% *, 4/15/2013	2,500,000	2,500,348
Japan Finance Corp., 2.25%, 7/13/2016	5,000,000	5,175,290
Korea National Oil Corp., 144A, 5.375%, 7/30/2014	6,000,000	6,403,710
Kreditanstalt fuer Wiederaufbau, 1.25%, 6/15/2012	3,000,000	3,005,376
Network Rail Infrastructure Finance PLC, 144A, 0.875%, 1/20/2015	4,100,000	4,074,174
OeBB Infrastruktur AG, 4.75%, 10/28/2013	10,000,000	10,409,510
Suncorp-Metway Ltd.:
0.792% *, 10/19/2012	1,650,000	1,647,687
144A, 2.067% *, 7/16/2012	1,370,000	1,376,103
Westpac Banking Corp., Series G, 144A, 0.664% *, 12/14/2012	3,000,000	3,002,280

		37,594,478
Sovereign Bonds 0.3%
Export Development Canada, 1.5%, 5/15/2014	3,200,000	3,272,822
U.S. Government Sponsored Agencies 10.4%
Federal Farm Credit Bank, 1.375%, 6/25/2013	4,000,000	4,055,708
Federal Home Loan Bank:
0.375%, 11/27/2013	10,000,000	9,999,625
0.375%, 1/29/2014	5,320,000	5,317,837
0.5%, 8/28/2013	10,715,000	10,742,166
Federal Home Loan Mortgage Corp.:
0.375%, 11/30/2012	2,500,000	2,503,027
0.375%, 2/27/2014	10,000,000	9,992,222
0.5%, 4/17/2015	10,000,000	9,955,142
1.0%, 8/27/2014	15,000,000	15,176,635
1.25%, 5/12/2017	20,000,000	19,909,204
Federal National Mortgage Association, 0.375%, 3/16/2015	20,000,000	19,842,128

		107,493,694
U.S. Treasury Obligations 25.4%
U.S. Treasury Notes:
0.25%, 11/30/2013	25,000,000	24,973,625
0.25%, 1/31/2014	16,000,000	15,976,880
0.25%, 12/15/2014 (a)	30,000,000	29,819,520
0.25%, 1/15/2015	20,000,000	19,868,760
0.25%, 2/15/2015 (a)	42,800,000	42,492,354
0.375%, 11/15/2014 (a)	23,000,000	22,942,500
0.5%, 11/15/2013	30,000,000	30,090,240
0.75%, 6/15/2014	20,000,000	20,156,240
0.875%, 12/31/2016	5,000,000	4,973,830
1.25%, 8/31/2015	16,000,000	16,338,752
1.375%, 11/30/2015	10,000,000	10,240,620
1.5%, 7/31/2016	7,000,000	7,182,112
4.25%, 8/15/2013	15,235,000	16,056,852

		261,112,285

Total Government & Agency Obligations (Cost $409,633,741)		409,473,279
Loan Participations and Assignments 5.2%
Senior Loans * 4.1%
AMC Entertainment, Inc., Term Loan B3, 4.25%, 2/22/2018	498,750	494,800
American Rock Salt Holdings LLC, Term Loan, 5.5%, 4/25/2017	496,250	473,921
Aptalis Pharma, Inc., Term Loan B, 5.5%, 2/10/2017	493,750	490,355
Avaya, Inc., Term Loan B3, 4.991%, 10/26/2017	1,645,659	1,592,998
AVG Technologies NV, Term Loan, 7.5%, 3/15/2016	450,000	442,125
Bellisio Foods, Inc., Term Loan, 7.0%, 12/30/2017	500,000	490,000
Bombardier Recreational Products, Inc., Term Loan B2, 4.5%, 6/28/2016	500,000	499,790
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	480,294	479,093
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25%, 2/23/2017	957,500	965,447
CareStream Health, Inc., Term Loan B, 5.0%, 2/25/2017	989,756	969,961
Chrysler Group LLC, Term Loan B, 6.0%, 5/24/2017	992,500	1,009,983
CPG International, Inc., Term Loan B, 6.0%, 2/18/2017	988,737	952,896
CPI International, Inc., Term Loan B, 5.0%, 2/9/2017	493,750	496,836
Cumulus Media, Inc., Term Loan, 5.75%, 9/17/2018	1,993,962	2,007,990
Equipower Resources Holdings LLC, Term Loan B, 5.75%, 1/26/2018	1,927,312	1,811,673
Exopack LLC, Term Loan, 6.5%, 5/31/2017	1,240,625	1,241,252
Fairway Group Acquisition Co., Term Loan A, 7.5%, 3/3/2017	990,003	980,103
Focus Brands, Inc., Term Loan B, 6.25%, 2/21/2018	493,033	494,882
Frac Tech International LLC, Term Loan B, 6.25%, 5/6/2016	300,000	299,355
Genesys Telecom Holdings U.S., Inc., Term Loan B, 6.75%, 1/31/2019	500,000	504,582
Global Tel*Link Corp., Term Loan, 7.0%, 12/14/2017	498,750	498,875
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	982,513	933,269
Harbor Freight Tools U.S.A., Inc., First Lien Term Loan, 6.5%, 12/22/2017	1,990,000	2,009,273
Hercules Offshore LLC, Term Loan B, 7.5%, 7/11/2013	458,036	458,133
Istar Financial, Inc., Term Loan A2, 7.0%, 6/30/2014	1,000,000	1,000,105
Kalispel Tribal Economic Authority, Term Loan B, 7.5%, 2/22/2017	1,438,105	1,387,771
Landry's Restaurants, Inc., Term Loan A, 6.25%, 12/1/2014	493,734	494,043
Language Line LLC, Second Lien Term Loan, 10.5%, 12/20/2016	400,000	396,000
Mohegan Tribal Gaming Authority, Term Loan B, 9.0%, 3/1/2016	500,000	509,792
National Bedding Co., LLC, Second Lien Term Loan, 5.25%, 2/28/2014	500,000	497,188
Nebraska Book Co., Inc., Debtor in Possession Term Loan B, 8.75%, 7/27/2012	500,000	499,688
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/24/2019	500,000	504,375
NPC International, Inc., Term Loan B, 5.25%, 4/12/2019	500,000	502,815
Nuveen Investments, Inc., Term Loan, 5.72%, 5/12/2017	500,000	500,730
NXP BV, Term Loan, 5.25%, 3/19/2019	750,000	744,844
Oceania Cruises, Inc., Term Loan B, 5.25%, 4/27/2015	2,000,000	1,903,330
Orbitz Worldwide, Inc., Term Loan, 3.241%, 7/25/2014	894,332	851,296
Oriental Trading Co., Inc., Term Loan B, 7.0%, 2/10/2017	1,394,860	1,381,351
Remy International, Inc., Term Loan B, 6.25%, 12/16/2016	482,047	484,458
Sabre Holdings Corp., Term Loan, 5.991%, 9/29/2017	493,506	470,971
Sophia LP, Term Loan B, 6.25%, 7/19/2018	500,000	508,335
Springleaf Financial Funding Co., Term Loan, 5.5%, 5/10/2017	1,750,000	1,612,546
Star West Generation LLC, Term Loan B, 6.0%, 5/17/2018	1,692,308	1,676,798
Texas Competitive Electric Holdings Co., LLC, Term Loan, 4.743%, 10/10/2017	961,389	536,575
Tube City IMS Corp., Term Loan, 5.75%, 3/20/2019	250,000	250,208
U.S. Airways Group, Inc., Term Loan, 2.742%, 3/21/2014	972,222	898,124
U.S. Foodservice, Inc., Term Loan B, 5.75%, 3/31/2017	495,000	493,941
Volume Services America, Inc., Term Loan B, 10.5%, 9/16/2016	490,038	495,092
Western Refining, Inc., Term Loan B, 7.5%, 3/15/2017	1,795,385	1,818,572
Yankee Candle Co., Inc., Term Loan B, 5.25%, 3/29/2019	500,000	502,240

		41,518,780
Sovereign Loans 1.1%
Gazprom OAO, 144A, 4.95%, 5/23/2016	3,000,000	3,108,810
Russian Agricultural Bank OJSC:
Series 1, 144A, 7.175%, 5/16/2013	1,846,000	1,932,762
144A, 9.0%, 6/11/2014	3,000,000	3,330,000
VTB Bank, 144A, 6.465%, 3/4/2015	3,000,000	3,165,000

		11,536,572

Total Loan Participations and Assignments (Cost $53,378,798)		53,055,352
Short-Term U.S. Treasury Obligations 17.6%
U.S. Treasury Bills:
0.065% **, 7/26/2012 (c)	49,000,000	48,987,113
0.07% **, 5/31/2012 (c)	3,805,000	3,804,658
0.09% **, 9/20/2012 (c)	45,000,000	44,971,155
0.098% **, 8/23/2012 (c)	49,000,000	48,976,676
0.125% **, 8/23/2012 (c)	20,000,000	19,990,000
0.13% **, 9/6/2012 (d)	14,067,000	14,059,333

Total Short-Term U.S. Treasury Obligations (Cost $180,801,615)		180,788,935

	Shares	Value ($)
Securities Lending Collateral 9.2%
Daily Assets Fund Institutional, 0.27% (e) (f) (Cost $95,242,750)	95,242,750	95,242,750
Cash Equivalents 1.9%
Central Cash Management Fund, 0.11% (e) (Cost $19,905,419)	19,905,419	19,905,419

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $1,125,887,828) †	109.5	1,127,418,926
Other Assets and Liabilities, Net	(9.5)	(98,019,863)

Net Assets	100.0	1,029,399,063

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,125,922,808.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $1,496,118.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,118,128 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,622,010.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2012 amounted to $93,229,793, which is 9.1% of net assets.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	At March 31, 2012, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(d)	At March 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

At March 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

Brent Crude Oil Futures	USD	11/15/2012	150	17,662,500	2,258,115
Copper Futures	USD	4/12/2012	100	21,180,000	679,700
Copper Futures	USD	4/23/2012	50	10,580,625	155,475
Copper Futures	USD	6/26/2012	150	31,674,375	336,425
Heating Oil Futures	USD	5/31/2012	100	13,353,480	(470,735)
Light Sweet Crude Oil Futures	USD	11/20/2013	100	10,226,000	218,665
Natural Gas Futures	USD	4/26/2012	200	4,252,000	(53,750)
Total net unrealized appreciation					3,123,895

At March 31, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

5 Year U.S. Treasury Note	USD	6/29/2012	100	12,253,906	11,499
Copper Futures	USD	4/12/2012	100	21,180,000	(1,217,800)
Copper Futures	USD	4/23/2012	50	10,580,625	175,475
Copper Futures	USD	6/26/2012	150	31,674,375	180,175
Light Sweet Crude Oil Futures	USD	11/16/2012	150	15,784,500	(510,003)
Natural Gas Futures	USD	9/26/2012	200	5,138,000	17,510
Total net unrealized depreciation					(1,343,144)

At March 31, 2012, open commodity-linked swap contracts were as follows:

Expiration Date	Notional Amount ($)		Fixed Fee Paid by the Fund	Pay/Receive Return of the Reference Index	Value ($) (g)

Long Positions
4/24/2012	238,930,400	1	0.31%	Citi Cubes Dow Jones-UBS Weighted Index	(2,447,704)
4/24/2012	8,890,500	2	0.16%	Dow Jones-UBS Aluminum Subindex	(436,948)
4/24/2012	144,016,600	2	0.48%	Barclays Capital-Commodity Strategy 1500 Index	(2,252,613)
4/24/2012	102,869,000	3	0.23%	Dow Jones-UBS Commodity Index 3 Month Forward	(2,086,279)
4/24/2012	8,070,000	2	0.16%	Dow Jones-UBS Wheat Subindex	212,535
4/24/2012	133,729,700	4	0.43%	Goldman Dow Jones-UBS Commodity Excess Return E95 Strategy	(1,880,541)
4/24/2012	102,869,000	5	0.46%	JPMorgan Alternative Benchmark Enhanced Beta Select Excess Return Index	(1,370,516)
4/24/2012	30,860,700	5	0.46%	JPMorgan Alternative Benchmark Enhanced Beta Select Excess Return Index	(411,155)
4/24/2012	86,409,960	6	0.45%	Merrill Lynch Backwardation Momentum Long Only Excess Return Index	(1,401,291)
4/24/2012	57,606,640	6	0.34%	Merrill Lynch Commodity Index eXtra LDA Excess Return Index	(895,349)
5/3/2012	4,280,000	3	0.0%	Natural Gas	—
4/24/2012	314,756,000	7	0.092%	UBS Basket	(475,377)
4/24/2012	123,443,000	7	0.3%	Dow Jones-UBS Commodity Index	(2,223,815)
Short Positions
4/24/2012	38,797,500	6	0.08%	Dow Jones-UBS Commodity Index	730,898
4/24/2012	51,730,000	5	0.0%	Dow Jones-UBS Commodity Index	976,533
4/24/2012	38,797,500	7	0.0%	Dow Jones-UBS Commodity Index	979,860
4/24/2012	3,147,000	2	0.09%	Dow Jones-UBS Corn Subindex	70,327
4/24/2012	3,672,000	2	0.09%	Dow Jones-UBS Crude Oil Subindex	89,744
4/24/2012	6,141,000	2	0.09%	Dow Jones-UBS Gold Subindex	(99,551)
4/24/2012	6,141,000	5	0.0%	Dow Jones-UBS Gold Subindex	(102,271)
4/24/2012	3,994,500	2	0.09%	Dow Jones-UBS Heating Oil Subindex	121,980
4/24/2012	8,568,000	5	0.0%	Dow Jones-UBS Light Crude Subindex	288,501
9/26/2012	5,100,000	3	0.0%	Natural Gas	—
Total net unrealized depreciation					(12,613,032)

(g)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
At March 31, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (i)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

12/20/2010 3/20/2016	5,000,000	3	1.0%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BBB	(77,410)	(1,842)	(75,568)

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
(i)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

At March 31, 2012, open interest rate swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

9/24/2012 9/24/2013	30,000,000	8	Fixed — 0.49%	Floating — LIBOR	18,378	46,889	(28,511)
2/10/2013 2/10/2014	140,000,000	3	Fixed — 0.57%	Floating — LIBOR	84,210	—	84,210
9/24/2012 9/24/2016	80,000,000	8	Fixed — 1.325%	Floating — LIBOR	(335,904)	—	(335,904)
2/10/2013 2/10/2017	90,000,000	3	Fixed — 1.26%	Floating — LIBOR	503,010	—	503,010

Total net unrealized appreciation	222,805

Counterparties:
1	Citigroup, Inc.
2	Barclays Bank PLC
3	Morgan Stanley
4	The Goldman Sachs & Co.
5	JPMorgan Chase Securities, Inc.
6	Merrill Lynch & Co., Inc.
7	UBS AG
8	Bank of America
LIBOR: London InterBank Offered Rate

Currency Abbreviations

USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of March 31, 2012, the Fund held $172,019,163 in the Subsidiary, representing 16.7% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(j)
Corporate Bonds	$—	$294,302,109	$—	$294,302,109
Asset-Backed	—	14,950,816	—	14,950,816
Commercial Mortgage-Backed Securities	—	36,912,341	—	36,912,341
Collateralized Mortgage Obligations	—	22,787,925	—	22,787,925
Government & Agency Obligations	—	409,473,279	—	409,473,279
Loan Participations and Assignments	—	53,055,352	—	53,055,352
Short-Term U.S. Treasury Obligations	—	180,788,935	—	180,788,935
Short-Term Investments(j)	115,148,169	—	—	115,148,169
Derivatives(k)	4,033,039	4,057,598	—	8,090,637
Total	$119,181,208	$1,017,349,539	$—	$1,136,530,747
Liabilities
Derivatives(k)	$(2,252,288)	$(16,523,393)	$—	$(18,775,681)
Total	$(2,252,288)	$(16,523,393)	$—	$(18,775,681)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(j)	See Consolidated Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, commodity-linked swap contracts, credit default swap contracts and interest rate swap contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Government & Agency Obligations	Corporate Bonds		Total
Balance as of June 30, 2011	$2,925,000	$5,970,000		$8,895,000
Realized gains (loss)	—	—		—
Change in unrealized appreciation (depreciation)	—	—		—
Amortization premium/discount	—	—		—
Purchases	—	—		—
(Sales)	(2,925,000)	—		(2,925,000)
Transfers into Level 3	—	—		—
Transfers (out) of Level 3	—	(5,970,000	)(l)	(5,970,000)
Balance as of March 31, 2012	$—	$—		$—
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2012	$—	$—		$—

Transfers between price levels are recognized at the beginning of the reporting period.
(l)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Commodity Contracts	$1,769,252	$(12,613,032)
Credit Contracts	$—	$(75,568)
Equity Contracts	$—	$—
Interest Rate Contracts	$11,499	$222,805

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Commodity Strategy Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 24, 2012